LIABILITIES FOR INSURANCE PRODUCTS	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
LIABILITIES FOR INSURANCE PRODUCTS
LIABILITIES FOR INSURANCE PRODUCTS

Our future policy benefits are summarized as follows (dollars in millions):

	Withdrawal assumption	Morbidity assumption	Mortality assumption	Interest rate assumption	2014	2013

Long-term care	Company experience	Company experience	Company experience	6%	$5,385.2	$4,999.7
Traditional life insurance contracts	Company experience	Company experience	(a)	5%	2,175.8	2,517.5
Accident and health contracts	Company experience	Company experience	Company experience	5%	2,519.1	2,466.8
Interest-sensitive life insurance contracts	Company experience	Company experience	Company experience	5%	47.6	526.5
Annuities and supplemental contracts with life contingencies	Company experience	Company experience	(b)	4%	707.7	712.0
Total					$10,835.4	$11,222.5
____________________

(a)	Principally, modifications of: (i) the 1965 ‑ 70 and 1975 - 80 Basic Tables; and (ii) the 1941, 1958 and 1980 Commissioners' Standard Ordinary Tables; as well as Company experience.

(b)	Principally, modifications of: (i) the 1971 Individual Annuity Mortality Table; (ii) the 1983 Table "A"; and (iii) the Annuity 2000 Mortality Table; as well as Company experience.

Our policyholder account balances are summarized as follows (dollars in millions):

	2014	2013
Fixed index annuities	$4,496.9	$4,093.9
Other annuities	5,280.8	6,013.0
Interest-sensitive life insurance contracts	929.5	2,669.5
Total	$10,707.2	$12,776.4

The Company establishes reserves for insurance policy benefits based on assumptions as to investment yields, mortality, morbidity, withdrawals, lapses and maintenance expenses. These reserves include amounts for estimated future payment of claims based on actuarial assumptions. The balance includes provision for the Company's best estimate of the future policyholder benefits to be incurred on this business, given recent and expected future changes in experience.

Changes in the unpaid claims reserve (included in claims payable) and disabled life reserves related to accident and health insurance (included in the liability for future policy benefits) were as follows (dollars in millions):

	2014	2013	2012
Balance, beginning of year	$1,710.1	$1,679.3	$1,637.3
Less reinsurance receivables	(164.1)	(27.4)	(21.7)
Net balance, beginning of year	1,546.0	1,651.9	1,615.6
Incurred claims related to:
Current year	1,468.1	1,511.1	1,570.1
Prior years (a)	(39.9)	(162.3)	(56.4)
Total incurred	1,428.2	1,348.8	1,513.7
Interest on claim reserves	70.5	75.2	77.8
Paid claims related to:
Current year	848.7	870.0	891.3
Prior years	641.5	659.9	663.9
Total paid	1,490.2	1,529.9	1,555.2
Net balance, end of year	1,554.5	1,546.0	1,651.9
Add reinsurance receivables	125.0	164.1	27.4
Balance, end of year	$1,679.5	$1,710.1	$1,679.3
___________

(a)
The reserves and liabilities we establish are necessarily based on estimates, assumptions and prior years' statistics. Such amounts will fluctuate based upon the estimation procedures used to determine the amount of unpaid losses. It is possible that actual claims will exceed our reserves and have a material adverse effect on our results of operations and financial condition.